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                 WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND

                   WARBURG PINCUS GLOBAL HEALTH SCIENCES FUND

                      WARBURG PINCUS EMERGING MARKETS FUND

               WARBURG PINCUS TRUST -- EMERGING MARKETS PORTFOLIO

      CREDIT SUISSE INSTITUTIONAL FUND, INC. -- EMERGING MARKETS PORTFOLIO

    SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

     The following supplements certain information contained in the funds' Prospectuses and Statements of Additional Information.

     Each fund's Board of Directors or Trustees (as the case may be) has determined to retain Credit Suisse Asset Management Limited (CSAM Limited) as sub-investment adviser to each of the funds pursuant to separate sub-investment advisory agreements among each fund, CSAM and CSAM Limited (the Sub-Investment Advisory Agreements). The Sub-Investment Advisory Agreements provide that CSAM will pay CSAM Limited a portion of the investment advisory fee paid by each fund to CSAM. Accordingly, no additional investment advisory fees will be paid by fund shareholders.

     The Sub-Investment Advisory Agreements are subject to the approval of shareholders of each fund. Proxy materials relating to the retention of CSAM Limited will be mailed to shareholders of each fund in anticipation of a special meeting of shareholders scheduled to be held on July 14, 2000. Shareholders of record of each fund at the close of business on May 5, 2000 (for Warburg Pincus Trust-Emerging Markets Portfolio only May 19, 2000) are entitled to vote at the special meeting and at any adjournments thereof. If approved by shareholders, the Sub-Investment Advisory Agreements will be executed and CSAM Limited will become sub-investment adviser to each fund shortly after the meeting.

Dated: June 6, 2000                                                      16-0600
                                                                         for
                                                                         WPEGT
                                                                         WPUSL
                                                                         WPISF
                                                                         ADEAG
                                                                         TREMK
                                                                         TREPX
                                                                         TRIUS
                                                                         WPINI